CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares issued	23,032	23,242
Preferred stock shares outstanding	23,032	23,242
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000
Common stock shares issued	15,881,147	13,360,356
Common stock shares outstanding	15,881,147	13,360,356